Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [abstract]
Debt investment securities measured at amortized cost		$ 1
Debt investment securities measured at fair value through other comprehensive income (FVOCI)	$ 71	47
Net gain on sale of investment securities	$ 71	$ 48